Vessel Operating Expenses and Voyage Expenses	6 Months Ended
Jun. 30, 2023
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses and Voyage Expenses
15.	Vessel Operating Expenses and Voyage Expenses:

The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
Vessel Operating Expenses	2022	2023
Crew & crew related costs	10,779,784	11,487,787
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	5,861,285	4,945,421
Lubricants	1,161,176	1,453,131
Insurances	1,763,236	1,823,010
Tonnage taxes	373,988	458,174
Other	974,971	1,509,004
Total Vessel operating expenses	$20,914,440	$21,676,527

	Six months ended June 30,	Six months ended June 30,
Voyage expenses	2022	2023
Brokerage commissions	954,866	831,742
Brokerage commissions- related party	1,027,211	655,431
Port & other expenses	406,120	306,616
Bunkers consumption	1,594,928	640,672
(Gain)/loss on bunkers	(2,598,559)	264,079
Total Voyage expenses	$1,384,566	$2,698,540